Intangible assets and goodwill (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Intangible assets
Subtotal	R$ 277,046	R$ 318,004
Goodwill	1,392,819	1,437,990
Total	1,669,865	1,755,994
Software
Intangible assets
Subtotal	4,407	5,641
Total	4,407	5,641
Software in progress
Intangible assets
Subtotal	13,771	1,032
Total	13,771	1,032
Customer relationship
Intangible assets
Subtotal	239,087	288,943
Total	239,087	288,943
Non-compete agreement
Intangible assets
Subtotal	7,833	10,865
Total	7,833	10,865
Brands
Intangible assets
Subtotal	5,134	7,464
Total	5,134	7,464
Internally developed | Software
Intangible assets
Subtotal	6,814	4,059
Total	R$ 6,814	R$ 4,059